Other Financial Liabilities - Summary of Finance Lease Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities current	$ 2,166,275	$ 1,799,788
Financial liabilities non-current	$ 12,310,175	$ 12,809,126
Chile
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities current	$ 3,038,932	$ 2,737,680
Financial liabilities non-current	$ 14,136,785	$ 15,328,706
Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%	6.50%
Financial liabilities current	$ 3,038,932	$ 2,737,680
Financial liabilities non-current	14,136,785	15,328,706
One to Three Months [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities current	760,090	685,232
One to Three Months [Member] | Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities current	760,090	685,232
Three to Twelve Months [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities current	2,278,842	2,052,448
Three to Twelve Months [Member] | Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities current	2,278,842	2,052,448
One to Two Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	3,034,977	2,728,693
One to Two Years [Member] | Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	3,034,977	2,728,693
Two to Three Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	3,030,765	2,719,123
Two to Three Years [Member] | Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	3,030,765	2,719,123
Three to Four Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	3,026,279	2,708,931
Three to Four Years [Member] | Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	3,026,279	2,708,931
Four to Five Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	5,044,764	2,698,076
Four to Five Years [Member] | Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current	$ 5,044,764	2,698,076
Over Five Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current		4,473,883
Over Five Years [Member] | Financial Leases [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities non-current		$ 4,473,883